LESSEE DISCLOSURES (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Leases [Abstract]
At 1 January	£ 1,500	£ 1,669
Exchange and other adjustments	(9)	(1)
Additions	73	142
Disposals	(18)	(82)
Depreciation charge for the year	(228)	(228)
At 31 December	1,318	£ 1,500
Payments of lease liabilities, classified as financing activities	£ 256